CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 CNY (¥) shares
Consolidated VIE and its subsidiaries without recourse | ¥	¥ 405,701		¥ 266,028
Ordinary shares authorized (in shares)	850,000,000
Series A convertible redeemable preferred shares
Mezzanine equity, par value (in dollars per share) | $ / shares		$ 0.0005
Mezzanine equity, authorized (in shares)	0		8,000,000
Mezzanine equity, issued (in shares)	0		8,000,000
Mezzanine equity, outstanding (in shares)	0		8,000,000
Series B convertible redeemable preferred shares
Mezzanine equity, par value (in dollars per share) | $ / shares		0.0005
Mezzanine equity, authorized (in shares)	0		10,476,190
Mezzanine equity, issued (in shares)	0		10,476,190
Mezzanine equity, outstanding (in shares)	0		10,476,190
Series C-1 convertible redeemable preferred shares
Mezzanine equity, par value (in dollars per share) | $ / shares		0.0005
Mezzanine equity, authorized (in shares)	0		1,030,126
Mezzanine equity, issued (in shares)	0		1,030,126
Mezzanine equity, outstanding (in shares)	0		1,030,126
Series C convertible redeemable preferred shares
Mezzanine equity, par value (in dollars per share) | $ / shares		0.0005
Mezzanine equity, authorized (in shares)	0		4,902,554
Mezzanine equity, issued (in shares)	0		4,902,554
Mezzanine equity, outstanding (in shares)	0		4,902,554
Series D convertible redeemable preferred shares
Mezzanine equity, par value (in dollars per share) | $ / shares		0.0005
Mezzanine equity, authorized (in shares)	0		9,750,676
Mezzanine equity, issued (in shares)	0		9,750,676
Mezzanine equity, outstanding (in shares)	0		9,750,676
Series D+ convertible redeemable preferred shares
Mezzanine equity, par value (in dollars per share) | $ / shares		0.0005
Mezzanine equity, authorized (in shares)	0		3,497,954
Mezzanine equity, issued (in shares)	0		3,497,954
Mezzanine equity, outstanding (in shares)	0		3,497,954
Series E convertible redeemable preferred shares
Mezzanine equity, par value (in dollars per share) | $ / shares		0.0005
Mezzanine equity, authorized (in shares)	0		6,164,979
Mezzanine equity, issued (in shares)	0		6,164,979
Mezzanine equity, outstanding (in shares)	0		6,164,979
Class A ordinary shares
Ordinary shares authorized (in shares)	750,000,000
Ordinary shares issued (in shares)	69,371,718
Ordinary shares outstanding (in shares)	69,371,718
Class A ordinary shares | Ordinary shares
Ordinary shares par value (in dollars per share) | $ / shares		0.0005
Ordinary shares authorized (in shares)	750,000,000		12,000,000
Ordinary shares issued (in shares)	69,371,718		12,000,000
Ordinary shares outstanding (in shares)	69,371,718		12,000,000
Class B ordinary shares
Ordinary shares authorized (in shares)	20,000,000
Ordinary shares issued (in shares)	12,000,000
Ordinary shares outstanding (in shares)	12,000,000
Class B ordinary shares | Ordinary shares
Ordinary shares par value (in dollars per share) | $ / shares		$ 0.0005
Ordinary shares authorized (in shares)	20,000,000		144,177,521
Ordinary shares issued (in shares)	12,000,000		11,290,940
Ordinary shares outstanding (in shares)	12,000,000		11,290,940